LONG-TERM INVESTMENT (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
LONG-TERM INVESTMENT
Cost of equity method investment	$ 510,994	$ 485,059
Profit from equity method investment	188,605	112,538
Dividend Distribution received	(60,133)	(57,080)
Total long-term investment	$ 639,466	$ 540,517